Goodwill and other intangible assets - Summary of recoverable amount is measured at fair value (Details) $ in Millions	Dec. 31, 2020 USD ($)
Greater China [Member] | Regent [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	$ 3
Greater China [Member] | Regent [member] | Minimum [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term growth rate	2.00%
Discount rate	7.00%
Greater China [Member] | Regent [member] | Maximum [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term growth rate	4.60%
Discount rate	15.90%
Greater China [Member] | Six Senses Hotels Resorts Spas [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term growth rate	2.00%
Discount rate	9.90%
Greater China [Member] | Six Senses Pipeline [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term growth rate	2.00%
Discount rate	8.50%
EMEAA [Member] | Six Senses Hotels Resorts Spas [member] | Minimum [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	8.90%
EMEAA [Member] | Six Senses Hotels Resorts Spas [member] | Maximum [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term growth rate	2.00%
Discount rate	14.70%
EMEAA [Member] | Six Senses Pipeline [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	$ 2
Long-term growth rate	2.00%
Discount rate	8.90%
Americas [Member] | Kimpton Portfolio [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	$ 4
Long-term growth rate	1.70%
Discount rate	8.40%
Americas [Member] | Six Senses Pipeline [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	$ 1
Long-term growth rate	2.00%
Discount rate	9.80%